Net Income (Loss) Per Share - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Net income (loss) attributable to Privia Health Group, Inc. common stockholders	$ (9,115)	$ 16,685	$ (176,251)	$ 27,380	$ 31,244	$ 8,244	$ (3,044)
Weighted average common shares outstanding - basic (in shares)	105,896,622	95,950,929	101,576,775	95,945,804	95,950,062	95,931,549	95,880,506
Potentially dilutive stock options (in shares)					0	0	0
Weighted average common share outstanding - diluted (in shares)	105,896,622	95,950,929	101,576,775	95,945,804	95,950,062	95,931,549	95,880,506
Earnings per share attributable to Privia Health Group, Inc. common stockholders - basic	$ (0.09)	$ 0.17	$ (1.74)	$ 0.29	$ 0.33	$ 0.09	$ (0.03)
Earnings per share attributable to Privia Health Group, Inc. common stockholders - diluted	$ (0.09)	$ 0.17	$ (1.74)	$ 0.29	$ 0.33	$ 0.09	$ (0.03)